Other Intangibles, Net (Schedule Of Customer Relationships And Tradename And Other Intangible Assets And Related Accumulated Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 439,365
Accumulated amortization	(21,330)
Finite-lived intangible assets	418,035
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period (in years)	16 years 4 months 24 days
Gross carrying amount	360,000
Accumulated amortization	(13,353)
Finite-lived intangible assets	346,647
Tradename And Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period (in years)	9 years 10 months 24 days
Gross carrying amount	79,365
Accumulated amortization	(7,977)
Finite-lived intangible assets	$ 71,388